GOODWILL AND INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Goodwill	$ 525,535	$ 525,535
Amortization expense for intangible assets	11,900	11,900	$ 11,800
Gross Intangible Assets	581,633	581,632
Accumulated Amortization	(101,809)	(89,909)
Net Intangible Assets	479,824	491,723
Future amortization expense for next five years [Abstract]
Future amortization expense, year one	11,900
Future amortization expense, year two	11,900
Future amortization expense, year three	11,900
Future amortization expense, year four	11,900
Future amortization expense, year five	11,900
ONEOK Partners [Member]
Segment Reporting Information [Line Items]
Finite-Lived Intangible Assets, Net	$ 324,300	336,200
Minimum [Member] | Natural Gas Gathering And Processing and Natural Gas Liquids [Member]
Segment Reporting Information [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years
Maximum [Member] | Natural Gas Gathering And Processing and Natural Gas Liquids [Member]
Segment Reporting Information [Line Items]
Finite-Lived Intangible Asset, Useful Life	40 years
Natural Gas Gathering And Processing [Member]
Segment Reporting Information [Line Items]
Goodwill	$ 122,291	122,291
Natural Gas Liquids [Member]
Segment Reporting Information [Line Items]
Goodwill	268,544	268,544
Natural Gas Pipelines [Member]
Segment Reporting Information [Line Items]
Goodwill	$ 134,700	$ 134,700